Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP Plan No. 003
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
In preparing the Plan’s financial statements, subsequent events and transactions have been evaluated for potential recognition. Plan management determined that there are no subsequent events or transactions that require disclosure to or adjustment in the financial statements.